Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Retained Earnings [Member] Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Retained Earnings [Member]	Common Stock [Member]	Common Stock [Member] OCC Vessels [Member]	Common Stock [Member] Songa Vessels [Member]	Common Stock [Member] Augustea Vessels [Member]	Common Stock [Member] E.R. Vessels [Member]	Common Stock [Member] Delphin Vessels [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] OCC Vessels [Member]	Additional Paid-in Capital [Member] Songa Vessels [Member]	Additional Paid-in Capital [Member] Augustea Vessels [Member]	Additional Paid-in Capital [Member] E.R. Vessels [Member]	Additional Paid-in Capital [Member] Delphin Vessels [Member]	Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Total	OCC Vessels [Member]	Songa Vessels [Member]	Augustea Vessels [Member]	E.R. Vessels [Member]	Delphin Vessels [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Treasury Stock [Member] Songa Vessels [Member]
Beginning balance, value at Dec. 31, 2017		$ (1,036,303)	$ 642						$ 2,123,108							$ 1,088,052						$ 605
Common Stock, Shares, Issued at Dec. 31, 2017			64,160,004
Cumulative effect of accounting change	$ (2,259)														$ (2,259)
Net income / (loss)		58,397														58,397
Other comprehensive income / (loss)																(605)						(605)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13)			868,975
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13)			$ 8						8,064							8,072
Secondary offering expenses									(2,032)							(2,032)
Acquisition of vessels (Notes 3, 5 and 10)				3,304,735	13,725,000	10,277,335	291,300
Acquisition of vessels (Notes 3, 5 and 10)				$ 33	$ 137	$ 103	$ 3			$ 42,929	$ 182,543	$ 143,780	$ 4,037				$ 42,962	$ 182,680	$ 143,883	$ 4,040
Purchase of treasury stock (Note 10)																(3,145)							$ (3,145)
Ending balance, value at Dec. 31, 2018		(980,165)	$ 926						2,502,429							1,520,045							(3,145)
Common Stock, Shares, Issued at Dec. 31, 2018			92,627,349
Net income / (loss)		(16,201)														(16,201)
Other comprehensive income / (loss)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13)			883,700
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13)			$ 9						7,934							7,943
Acquisition of vessels (Notes 3, 5 and 10)							999,336	4,503,370
Acquisition of vessels (Notes 3, 5 and 10)							$ 10	$ 45					$ 10,055	$ 47,470						$ 10,065	$ 47,515
Purchase of treasury stock (Note 10)			$ (29)						(23,546)							(20,430)							3,145
Dividend declared and paid ($0.05 per share) (Note 10)		(4,804)														(4,804)
Acquisition of Vessel, value																		$ (93)						$ (93)
Purchase of treasury stock (Note 10)			(2,940,558)
Ending balance, value at Dec. 31, 2019		(1,001,170)	$ 961						2,544,342							1,544,040							(93)
Common Stock, Shares, Issued at Dec. 31, 2019			96,073,197
Net income / (loss)		9,660														9,660
Other comprehensive income / (loss)																(3,993)						(3,993)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13)			1,073,490
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13)			$ 10						4,614							4,624
Dividend declared and paid ($0.05 per share) (Note 10)		(4,804)														(4,804)
Ending balance, value at Dec. 31, 2020		$ (996,314)	$ 971						$ 2,548,956							$ 1,549,527						$ (3,993)	$ (93)
Common Stock, Shares, Issued at Dec. 31, 2020			97,146,687